Inventories (Tables)	3 Months Ended
Mar. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories, net consisted of the following:

	March 31,	December 31,
	2017	2016
	U.S. $ in thousands
Finished goods	$64,814	$62,728
Work-in-process	2,337	2,389
Raw materials	48,867	52,404
	$116,018	$117,521